Related Party Transactions - Summary of Amounts of Related Party Transactions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and Due from Banks	$ 130,649,061	$ 220,456,335
Debt Securities at Fair Value through Profit or Loss	65,690,460	116,812,885
Financial Assets Pledged as Collateral	11,550,586	16,640,808
Other Financial Assets	10,915,334	13,918,651
Loans and Other Financing	358,558,869	434,899,689
Other Debt Securities	19,019,630	22,188,992
Total Assets	685,519,011	876,370,731
Liabilities
Financing Received from the Argentine Central Bank and other Financial Institutions	22,723,687	29,914,292
Other Financial Liabilities	71,362,718	97,275,984
Liabilities at fair value through profit or loss	1,422,157	3,299,188
Debt Securities Issued	29,240,851	46,124,574
Liabilities for Insurance Contracts	1,468,635	1,697,110
Other Non-financial Liabilities	17,070,098	17,646,932
Total Liabilities	568,684,040	781,228,951
Income (Loss)
Income from Insurance Business	3,673,312	4,413,942	$ 5,099,409
Other Operating Income (Expense)	(21,132,149)	(16,059,120)	(15,343,582)
Other Operating Expenses	25,769,551	25,996,238	22,467,570
Operating Income	36,857,611	5,190,996	22,455,465
Related parties [member]
Assets
Cash and Due from Banks	3,403,863	388,659
Debt Securities at Fair Value through Profit or Loss	44,154	193,428
Financial Assets Pledged as Collateral	408
Other Financial Assets	7,632	79,861
Loans and Other Financing	1,978,576	4,797,073
Other Debt Securities	131,328	202,700
Other Non-financial Assets	2,169
Total Assets	5,568,130	5,661,721
Liabilities
Deposits	4,104,180	2,074,435
Financing Received from the Argentine Central Bank and other Financial Institutions	673,029
Other Financial Liabilities	549,690	1,842,363
Liabilities at fair value through profit or loss		831,936
Debt Securities Issued	175,482	805,116
Liabilities for Insurance Contracts	4,008	66,602
Other Non-financial Liabilities	61,741	41,269
Total Liabilities	5,568,130	5,661,721
Income (Loss)
Net Income (Loss) from Interest	360,120	43,035	56,932
Net Fee Income (Expense)	(882,802)	(52,872)	(2,382,485)
Income from Insurance Business	1,755,199	1,933,673	2,465,431
Other Operating Income (Expense)	(1,157,769)	(1,970,650)	(127,804)
Administrative Expenses	128,208	47,662	53,109
Other Operating Expenses	6,818
Operating Income	$ 209,774	$ 848	$ 65,183